UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-21058

Aetos Capital Long/Short Strategies Fund, LLC

(Exact name of registrant as specified in charter)

________

c/o Aetos Capital, LLC

875 Third Avenue

New York, NY 10022

(Address of principal executive offices) (Zip code)

Harold Schaaff

Aetos Capital, LLC

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-201-2500

Date of fiscal year end: January 31

Date of reporting period: April 30, 2013

Item 1.	Schedule of Investments

AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

Quarterly Report (unaudited)

April 30, 2013

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

Schedule of Investments

April 30, 2013

(unaudited)

	Cost	Value	% of Members' Capital (2)
Portfolio Funds
Absolute Return Capital Partners, L.P.	$60,000,000	$60,448,694	6.89%
Brevan Howard Credit Catalysts Fund, L.P.	60,000,000	68,587,860	7.81
Capstone Vol (Offshore) Limited	45,000,000	45,549,576	5.19
Cornwall Domestic LP	38,000,000	43,139,742	4.92
Davidson Kempner Partners	85,543,694	125,640,281	14.31
Farallon Capital Offshore Investors, Inc.	98,172,893	123,604,438	14.08
FFIP, L.P.	71,630,000	129,185,006	14.71
GMO Mean Reversion Fund (Onshore)	40,692,369	38,126,286	4.34
Luxor Capital Partners, LP	40,000,000	43,901,109	5.00
Oceanwood Global Opportunities Fund LP	81,543,760	112,560,254	12.82
Parsec Trading Corp.	64,555,465	68,248,254	7.77
Sowood Alpha Fund LP (1)	1,625,301	382,001	0.04
Total Portfolio Funds	686,763,482	859,373,501	97.88

Money Market Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 0.01%(3) (Shares 20,117,925)	20,117,925	20,117,925	2.29
Total Portfolio Funds and Money Market Investment	$706,881,407	$879,491,426	100.17%

1 Portfolio Fund in liquidation.

2 Percentages are based on Members’ Capital of $877,966,987.

3 Rate disclosed is the 7-day effective yield as of 04/30/2013.

The aggregate cost of investments for tax purposes was $758,756,688. Net unrealized appreciation on investments for tax purposes was $120,734,738 consisting of $125,936,839 of gross unrealized appreciation and $5,202,101 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 97.88% of Members’ Capital, have been fair valued.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Aetos Capital Distressed Investment Strategies Fund, LLC

Schedule of Investments

April 30, 2013

(unaudited)

	Cost	Value	% of Members' Capital (1)
Portfolio Funds
AG Mortgage Value Partners, L.P.	$58,987,029	$86,892,079	15.61%
Anchorage Capital Partners, L.P.	65,000,000	97,030,922	17.44
Aurelius Capital Partners, LP	58,502,239	92,198,050	16.57
Centerbridge Credit Partners, L.P.	37,563,892	46,559,403	8.37
Davidson Kempner Distressed Opportunities Fund LP.	36,411,206	49,984,634	8.98
King Street Capital, L.P.	36,960,627	65,810,147	11.83
One East Partners, L.P.	2,478,259	1,647,071	0.30
Silver Point Capital Fund, L.P.	1,522,327	3,454,270	0.62
Watershed Capital Partners, L.P.	59,050,000	75,655,502	13.60
Total Portfolio Funds	356,475,579	519,232,078	93.32

Money Market Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 0.01%(2) (Shares 26,248,686)	26,248,686	26,248,686	4.72
Total Portfolio Funds and Money Market Investment	$382,724,265	$545,480,764	98.04%

1 Percentages are based on Members’ Capital of $556,376,767.

2 Rate disclosed is the 7-day effective yield as of 04/30/2013.

The aggregate cost of investments for tax purposes was $443,670,451. Net unrealized appreciation on investments for tax purposes was $101,810,313 consisting of $103,459,717 of gross unrealized appreciation and $1,649,404 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 93.32% of Members’ Capital, have been fair valued.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Aetos Capital Long/Short Strategies Fund, LLC

Schedule of Investments

April 30, 2013

(unaudited)

	Cost	Value	% of Members' Capital (2)
Portfolio Funds
Brookside Capital Partners Fund II, L.P.	$33,503,736	$32,393,203	3.87%
Cadian Fund LP	53,862,943	79,297,927	9.47
Conatus Capital Partners LP	30,138,429	38,678,428	4.62
Copper River Partners, L.P. (1)	542,124	169,638	0.02
Egerton Capital Partners, L.P.	50,251,518	59,829,678	7.14
GMO Tactical Opportunities Fund (Onshore)	24,328,069	22,127,235	2.64
Joho Partners, L.P.	77,215,642	111,559,517	13.32
Kriticos International Limited	36,311,398	28,210,689	3.37
Moon Capital Global Equity Fund, LP	50,115,010	52,961,469	6.32
MW European TOPS Fund	37,682,934	46,205,850	5.52
North River Partners, L.P.	45,629,729	57,072,865	6.81
Route One Fund I, L.P.	10,000,000	12,236,875	1.46
Sansar Capital Holdings, Ltd. (1)	193,999	100,721	0.01
Spindrift Partners, L.P.	1,010,600	861,251	0.10
The Elkhorn Fund, LLC	38,549,893	43,933,955	5.24
Tiger Consumer Partners, L.P.	51,649,445	59,360,462	7.09
Turiya Fund LP	25,000,000	27,934,161	3.33
Viking Global Equities LP	56,605,934	132,265,346	15.79
Total Portfolio Funds	622,591,403	805,199,270	96.12

Money Market Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 0.01%(3) (Shares 4,142,558)	4,142,558	4,142,558	0.50
Total Portfolio Funds and Money Market Investment	$626,733,961	$809,341,828	96.62%

1 Portfolio Fund in liquidation.

2 Percentages are based on Members’ Capital of $837,666,815.

3 Rate disclosed is the 7-day effective yield as of 04/30/2013.

The aggregate cost of investments for tax purposes was $704,501,219. Net unrealized appreciation on investments for tax purposes was $104,840,609 consisting of $140,879,678 of gross unrealized appreciation and $36,039,069 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 96.12% of Members’ Capital, have been fair valued.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

The following table presents information about the level within the fair valuation hierarchy at which the Funds’ investments are measured as of April 30, 2013:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC Strategy

	Level 1	Level 2	Level 3	Total
Event Driven Arbitrage	$—	$156,461,363	$249,626,720	$406,088,083
Fixed Income Arbitrage	—	68,248,254	129,185,006	197,433,260
Multi-Strategy/GTAA	—	38,126,286	—	38,126,286
Global Macro	—	60,448,694	—	60,448,694
Long/Short Credit	—	68,587,860	—	68,587,860
Volatility Arbitrage	—	45,549,576	—	45,549,576
Event Driven Arbitrage – Special Situations	—	43,139,742	—	43,139,742
Money Market Investment	20,117,925	—	—	20,117,925
Total Investments	$20,117,925	$480,561,775	$378,811,726	$879,491,426

Aetos Capital Distressed Investment Strategies Fund, LLC Strategy

	Level 1	Level 2	Level 3	Total
Distressed - Long Biased	$—	$86,892,079	$177,300,880	$264,192,959
Distressed - Variable Biased	—	—	255,039,119	255,039,119
Money Market Investment	26,248,686	—	—	26,248,686
Total Investments	$26,248,686	$86,892,079	$432,339,999	$545,480,764

Aetos Capital Long/Short Strategies Fund, LLC Strategy

	Level 1	Level 2	Level 3	Total
Equity Hedged - Sector Specialist	$—	$116,433,327	$79,297,927	$195,731,254
Equity Hedged - Generalist	—	161,211,436	336,957,368	498,168,804
Directional Equity	—	59,829,678	961,972	60,791,650
Short-Biased Equity	—	50,337,924	169,638	50,507,562
Money Market Investment	4,142,558	—	—	4,142,558
Total Investments	$4,142,558	$387,812,365	$417,386,905	$809,341,828

During the period February 1, 2013 through April 30, 2013 there were no transfers into or out of Level 1. The changes in investments classified as Level 3 are discussed below using the “beginning of period method” which assumes the investment entity would be transferred into or out of Level 3 at fair value at the beginning of the reporting period and are as follows for the period ending April 30, 2013.

Transfers between Level 2 and Level 3, if any, reflect the impact of investment activity and/or investment holding periods on the Funds’ fair value hierarchy.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC
			Event Driven Arbitrage	Fixed Income Arbitrage	Total
Beginning Balance as of 1/31/13			$241,800,450	$127,193,899	$368,994,349
Realized Gain/(Loss)			-	-	-
Change in Unrealized Appreciation/(Depreciation)			7,826,270	1,991,107	9,817,377
Purchases			-	-	-
Sales			-	-	-
Transfers Into Level 3			-	-	-
Transfers out of Level 3			-	-	-
Ending Balance as of 4/30/13			$249,626,720	$129,185,006	$378,811,726

Aetos Distressed Investment Strategies Fund, LLC
			Distressed - Long Biased	Distressed - Variable Biased	Total
Beginning Balance as of 1/31/13			$175,866,175	$251,404,860	$427,271,035
Realized Gain/(Loss)			1,044,976	2,629,585	3,674,561
Change in Unrealized Appreciation/(Depreciation)			5,018,835	8,004,674	13,023,509
Purchases			-	-	-
Sales			(4,629,106)	(7,000,000)	(11,629,106)
Transfers Into Level 3			-	-	-
Transfers out of Level 3			-	-	-
Ending Balance as of 4/30/13			$177,300,880	$255,039,119	$432,339,999

Aetos Capital Long/Short Strategies Fund, LLC
	Equity Hedged - Sector Specialist	Equity Hedged - Generalist	Directional Equity	Short-Biased Equity	Total
Beginning Balance as of 1/31/13	$83,423,481	$321,453,955	$1,220,239	$169,638	$406,267,313
Realized Gain/(Loss)	-	-	(4,616)	-	(4,616)
Change in Unrealized Appreciation/ (Depreciation)	(4,125,554)	15,503,413	(188,165)	-	11,189,694
Purchases	-	-	7,096	-	7,096
Sales	-	-	(72,582)	-	(72,582)
Transfers Into Level 3	-	-	-	-	-
Transfers out of Level 3	-	-	-	-	-
Ending Balance as of 4/30/13	$79,297,927	$336,957,368	$961,972	$169,638	$417,386,905

The changes in net unrealized appreciation of investments in Portfolio Funds still held by the Funds at April 30, 2013 were as follows:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC
			Event Driven Arbitrage	Fixed Income Arbitrage	Total
Change in unrealized appreciation			$7,826,270	$1,991,107	$9,817,377

Aetos Capital Distressed Investment Strategies Fund, LLC
			Distressed - Long Biased	Distressed - Variable Biased	Total
Change in unrealized appreciation			$5,956,858	$11,085,098	$17,041,956

Aetos Capital Long/Short Strategies Fund, LLC
Equity Hedged - Sector Specialist		Equity Hedged - Generalist	Directional Equity	Short-Biased Equity	Total
Change in unrealized appreciation	$(4,125,554)	$15,503,413	$(195,977)	$-	$11,181,882

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Aetos Capital Long/Short Strategies Fund, LLC

By (Signature and Title)*	/s/ Michael F. Klein
Michael F. Klein, President

Date: June 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael F. Klein
Michael F. Klein, President

Date: June 19, 2013

By (Signature and Title)*	/s/ Scott D. Sawyer
Scott D. Sawyer, Treasurer

Date: June 19, 2013

* Print the name and title of each signing officer under his or her signature.